Equity - Appropriations of Earnings (Detail) - TWD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash dividends per share	$ 4.479	$ 4.796	$ 4.9419
Special reserve [Member]
Appropriations of earnings		$ (5)	$ 5
Cash dividends [member]
Appropriations of earnings	$ 34,746	$ 37,205	$ 38,336